Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Assets
Separate account assets	[1]	$ 55,963		$ 56,741
Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		38,423		36,395
Derivative instruments - assets		570		3,042
Separate account assets		87,238		88,076
Assets at fair value		126,231		127,513
Liabilities
Future policy benefits and claims		(65)		(261)
Derivative instruments - liabilities		(106)		(2,664)
Liabilities at fair value		(171)		(2,925)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		1,578		1,665
Separate account assets		83,466		84,583
Assets at fair value		85,044		86,248
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		35,580		33,427
Derivative instruments - assets		125		2,631
Separate account assets		1,323		1,387
Assets at fair value		37,028		37,445
Liabilities
Derivative instruments - liabilities		(100)		(2,661)
Liabilities at fair value		(100)		(2,661)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		1,265		1,303
Derivative instruments - assets		445		411
Separate account assets		2,449		2,106
Assets at fair value		4,159		3,820
Liabilities
Future policy benefits and claims		(65)		(261)
Derivative instruments - liabilities		(6)		(3)
Liabilities at fair value		(71)		(264)
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		37,570		35,418
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		1,308		1,623
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		35,034		32,528
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		1,228		1,267
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		402		527
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		399		523
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		1		1
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		2		3
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		2,367		2,285
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		63		66
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		2,304		2,219
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		23,290		21,250
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		23,142		21,158
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		148		92
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		5,170		4,650
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		4,226		3,659
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		944		991
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		3,146		3,839
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		846		1,034
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		2,291		2,796
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		9		9
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		1,565		1,502
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		1,565		1,499
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value				3
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value				1,365
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value				1,196
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value				169
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		1,630
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		1,505
Fixed maturity securities [Member] | Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		125
Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value		853	[2]	977	[3]
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		270	[2]	42	[3]
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value		546	[2]	899	[3]
Other [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value		$ 37	[2]	$ 36	[3]

[1]	Excludes $31.3 billion as of December 31, 2015 and 2014 of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.
[2]	Other investments at fair value includes $66 million of trading securities as of December 31, 2015.
[3]	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.